Saving Accounts and Time Deposits	12 Months Ended
Dec. 31, 2020
Deposits from customers [Abstract]
Saving Accounts and Time Deposits
20.	Saving Accounts and Time Deposits:

As of December 31, 2019 and 2020, saving accounts and time deposits are detailed as follows:

	2019	2020
	MCh$	MCh$
Time deposits	10,537,614	8,442,536
Term savings accounts	239,850	342,550
Other term balances payable	79,154	114,455
Total	10,856,618	8,899,541